March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Enhanced International Dividend Trust (BGY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Enhanced International Dividend Trust (BGY)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 2.0%
Erste Group Bank AG	102,315	$ 11,052,608
Canada — 5.9%
Gildan Activewear, Inc.	129,223	7,196,396
Teck Resources Ltd., Class B(a)	197,232	10,222,433
Toronto-Dominion Bank	155,657	14,537,386
		31,956,215
China — 5.7%
Alibaba Group Holding Ltd.	771,880	12,098,821
Tencent Holdings Ltd.	220,999	13,938,924
Tencent Holdings Ltd., ADR	80,363	5,080,549
		31,118,294
Finland — 1.5%
Kone OYJ, Class B	126,469	8,073,873
France — 8.1%
Air Liquide SA	67,249	13,900,268
BNP Paribas SA	110,114	10,489,859
EssilorLuxottica SA	38,518	8,975,662
Schneider Electric SE	40,021	10,900,985
		44,266,774
Germany — 8.3%
Allianz SE, Registered Shares	33,773	14,262,960
Deutsche Boerse AG, Class N	31,456	9,214,889
Deutsche Telekom AG, Registered Shares	369,285	13,782,922
SAP SE	45,106	7,689,787
		44,950,558
India — 3.1%
AceVector Limited, (Acquired 01/25/22, Cost: $3,948,600)(a)(b)(c)	848,000	225,123
HDFC Bank Ltd.	1,257,951	9,853,581
Kotak Mahindra Bank Ltd.	1,750,275	6,588,635
		16,667,339
Italy — 2.1%
FinecoBank Banca Fineco SpA	511,662	11,383,823
Japan — 11.0%
Hitachi Ltd.	344,300	10,100,208
Honda Motor Co. Ltd.	800,600	6,479,711
Japan Tobacco, Inc.	143,400	5,501,379
Mitsubishi UFJ Financial Group, Inc.	706,800	11,968,895
Shin-Etsu Chemical Co. Ltd.	204,400	8,322,918
Sony Group Corp.	837,800	17,462,029
		59,835,140
Mexico — 1.6%
Grupo Financiero Banorte SAB de CV, Class O	767,926	8,516,896
Netherlands — 7.1%
ASM International NV	18,667	14,148,701
ASR Nederland NV	149,819	10,314,560
Koninklijke KPN NV	2,599,422	14,488,207
		38,951,468
Singapore — 2.1%
United Overseas Bank Ltd.	397,000	11,364,418
South Korea — 2.2%
SK Hynix, Inc.	21,304	12,087,139
Security	Shares	Value
Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	369,601	$ 7,983,218
Industria de Diseno Textil SA	141,391	8,230,201
		16,213,419
Sweden — 5.6%
Assa Abloy AB, Class B	335,713	12,135,309
Atlas Copco AB, A Shares	632,729	11,165,657
Epiroc AB, Class A	304,248	7,489,621
		30,790,587
Taiwan — 8.1%
MediaTek, Inc.	209,000	10,024,714
Taiwan Semiconductor Manufacturing Co. Ltd.	589,000	34,064,535
		44,089,249
Thailand — 1.9%
Bangkok Dusit Medical Services PCL, NVDR	18,181,600	10,364,284
United Kingdom — 16.4%
AstraZeneca PLC	91,239	17,840,869
BAE Systems PLC	458,772	13,450,508
British American Tobacco PLC	279,962	16,254,259
Rentokil Initial PLC	872,531	5,414,863
Shell PLC	619,000	28,945,111
Taylor Wimpey PLC	6,166,586	7,324,175
		89,229,785
United States — 1.0%
General Electric Co.(d)	18,844	5,347,362
Total Long-Term Investments — 96.7% (Cost: $430,543,254)		526,259,231
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(e)(f)	10,243,148	10,243,148
Total Short-Term Securities — 1.9% (Cost: $10,243,148)		10,243,148
Total Investments Before Options Written — 98.6% (Cost: $440,786,402)		536,502,379
Options Written — (0.6)% (Premiums Received: $(6,355,501))		(3,409,897)
Total Investments, Net of Options Written — 98.0% (Cost: $434,430,901)		533,092,482
Other Assets Less Liabilities — 2.0%		11,018,285
Net Assets — 100.0%		$ 544,110,767

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $225,123, representing less than 0.05% of its net assets as of period end, and an original cost of $3,948,600.

(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced International Dividend Trust (BGY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 8,533,259	$ 1,709,889 (a)	$ —	$ —	$ —	$ 10,243,148	10,243,148	$ 54,634	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Teck Resources Ltd., Class B	600	04/02/26	CAD	83.00	CAD	4,326	$ (3,018)
Toronto-Dominion Bank	350	04/02/26	CAD	136.00	CAD	4,547	(2,013)
General Electric Co.	52	04/17/26	USD	300.00	USD	1,476	(18,590)
Gildan Activewear, Inc.	290	04/17/26	CAD	86.00	CAD	2,247	(5,003)
Teck Resources Ltd., Class B	90	05/01/26	CAD	73.00	CAD	649	(27,173)
Gildan Activewear, Inc.	290	05/15/26	CAD	88.00	CAD	2,247	(18,762)
							$ (74,559)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BAE Systems PLC	UBS AG	54,100	04/01/26	GBP	20.38	GBP	1,198	$ (115,883)
Hitachi Ltd.	JPMorgan Chase Bank N.A.	77,500	04/01/26	JPY	6,071.21	JPY	360,816	—
Sony Group Corp.	Bank of America N.A.	55,000	04/01/26	JPY	3,823.39	JPY	181,931	—
Deutsche Telekom AG, Class N, Registered Shares	Citibank N.A.	90,000	04/02/26	EUR	33.28	EUR	2,906	(1,832)
Koninklijke KPN NV	Goldman Sachs International	802,200	04/02/26	EUR	4.69	EUR	3,868	(105,963)
Mitsubishi UFJ Financial Group, Inc.	JPMorgan Chase Bank N.A.	159,000	04/02/26	JPY	3,129.36	JPY	427,312	—
SAP SE	UBS AG	20,200	04/02/26	EUR	179.17	EUR	2,979	—
Atlas Copco AB, A Shares	Citibank N.A.	63,300	04/07/26	SEK	198.75	SEK	10,575	—
EssilorLuxottica SA	BNP Paribas SA	3,300	04/07/26	EUR	253.47	EUR	665	—
Honda Motor Co. Ltd.	JPMorgan Chase Bank N.A.	304,100	04/07/26	JPY	1,612.41	JPY	390,613	(150)
Koninklijke KPN NV	Goldman Sachs International	151,100	04/07/26	EUR	4.85	EUR	729	(6,504)
Shell PLC	Bank of America N.A.	48,800	04/07/26	EUR	35.26	EUR	1,974	(327,705)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.	17,700	04/08/26	HKD	154.23	HKD	2,175	(1)
Deutsche Telekom AG, Class N, Registered Shares	Goldman Sachs International	104,300	04/08/26	EUR	33.99	EUR	3,368	(9,087)
FinecoBank Banca Fineco SpA	UBS AG	43,200	04/08/26	EUR	19.93	EUR	832	(4,655)
Koninklijke KPN NV	Goldman Sachs International	522,200	04/08/26	EUR	4.82	EUR	2,518	(32,364)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	175,000	04/08/26	TWD	2,023.95	TWD	323,570	(1,781)
Assa Abloy AB, Class B	UBS AG	78,600	04/14/26	SEK	385.43	SEK	26,897	(856)
Epiroc AB, Class A	Goldman Sachs International	57,700	04/14/26	SEK	275.00	SEK	13,446	(145)
Hitachi Ltd.	JPMorgan Chase Bank N.A.	77,500	04/14/26	JPY	6,071.21	JPY	360,816	(1,090)
SK Hynix, Inc.	Bank of America N.A.	3,200	04/14/26	KRW	950,880.00	KRW	2,780,814	(34,108)
Sony Group Corp.	Bank of America N.A.	177,100	04/14/26	JPY	3,674.55	JPY	585,819	(8,119)
Tencent Holdings Ltd.	Bank of America N.A.	70,200	04/14/26	HKD	546.96	HKD	34,718	(5,384)
United Overseas Bank Ltd.	Morgan Stanley & Co. International PLC	178,600	04/14/26	SGD	37.68	SGD	6,573	(23,904)
AstraZeneca PLC	UBS AG	23,800	04/16/26	GBP	151.56	GBP	3,516	(37,069)
Atlas Copco AB, A Shares	Goldman Sachs International	88,400	04/16/26	SEK	183.43	SEK	14,768	(3,198)
BAE Systems PLC	Goldman Sachs International	69,300	04/16/26	GBP	22.64	GBP	1,535	(40,659)
BNP Paribas SA	JPMorgan Chase Bank N.A.	28,100	04/16/26	EUR	90.35	EUR	2,316	(6,303)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
FinecoBank Banca Fineco SpA	UBS AG	238,300	04/16/26	EUR	19.74	EUR	4,587	$ (74,280)
Grupo Financiero Banorte SAB de CV, Class O	Morgan Stanley & Co. International PLC	204,000	04/16/26	MXN	197.97	MXN	40,551	(67,169)
Koninklijke KPN NV	UBS AG	259,900	04/16/26	EUR	4.82	EUR	1,253	(24,429)
Schneider Electric SE	UBS AG	11,100	04/16/26	EUR	262.42	EUR	2,616	(7,505)
Taylor Wimpey PLC	Citibank N.A.	636,000	04/16/26	GBP	1.08	GBP	571	(1)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.	17,600	04/21/26	HKD	138.78	HKD	2,163	(839)
Deutsche Boerse AG, Class N	Goldman Sachs International	7,050	04/21/26	EUR	248.56	EUR	1,787	(73,389)
Epiroc AB, Class A	UBS AG	57,700	04/21/26	SEK	274.90	SEK	13,446	(571)
Air Liquide SA	Goldman Sachs International	19,100	04/22/26	EUR	175.41	EUR	3,416	(125,517)
EssilorLuxottica SA	Goldman Sachs International	13,950	04/22/26	EUR	225.77	EUR	2,812	(16,484)
Honda Motor Co. Ltd.	JPMorgan Chase Bank N.A.	196,500	04/22/26	JPY	1,548.62	JPY	252,402	(3,688)
Shell PLC	Goldman Sachs International	4,500	04/22/26	EUR	36.65	EUR	182	(23,752)
Allianz SE, Registered Shares	Goldman Sachs International	15,200	04/28/26	EUR	358.46	EUR	5,554	(210,868)
Atlas Copco AB, A Shares	Goldman Sachs International	230,000	04/28/26	SEK	180.04	SEK	38,423	(43,077)
BAE Systems PLC	Goldman Sachs International	74,900	04/28/26	GBP	23.17	GBP	1,659	(29,601)
Deutsche Boerse AG, Class N	Goldman Sachs International	7,050	04/28/26	EUR	248.56	EUR	1,787	(81,200)
MediaTek, Inc.	Morgan Stanley & Co. International PLC	84,000	04/28/26	TWD	1,850.58	TWD	128,809	(23,471)
Shell PLC	UBS AG	163,400	04/28/26	EUR	38.69	EUR	6,611	(555,247)
Alibaba Group Holding Ltd.	BNP Paribas SA	41,200	04/29/26	HKD	140.40	HKD	5,064	(3,475)
Assa Abloy AB, Class B	UBS AG	72,500	04/29/26	SEK	369.00	SEK	24,809	(10,159)
AstraZeneca PLC	Barclays Bank PLC	8,600	04/29/26	GBP	148.67	GBP	1,271	(42,803)
Taylor Wimpey PLC	BNP Paribas SA	636,000	04/29/26	GBP	0.99	GBP	571	(615)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	20,300	04/29/26	HKD	577.69	HKD	10,040	(3,751)
Sony Group Corp.	Goldman Sachs International	86,900	04/30/26	JPY	3,690.17	JPY	287,452	(11,784)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.	345,300	05/06/26	HKD	142.39	HKD	42,440	(37,488)
AstraZeneca PLC	UBS AG	8,700	05/06/26	GBP	155.87	GBP	1,285	(20,726)
BAE Systems PLC	Bank of America N.A.	54,000	05/06/26	GBP	24.70	GBP	1,196	(8,728)
Kone OYJ, Class B	JPMorgan Chase Bank N.A.	77,000	05/06/26	EUR	61.29	EUR	4,253	(15,206)
MediaTek, Inc.	Bank of America N.A.	10,000	05/06/26	TWD	1,937.83	TWD	15,334	(4,034)
BNP Paribas SA	UBS AG	17,000	05/07/26	EUR	90.34	EUR	1,401	(17,773)
Mitsubishi UFJ Financial Group, Inc.	Bank of America N.A.	159,000	05/07/26	JPY	2,799.90	JPY	427,312	(59,620)
Schneider Electric SE	Barclays Bank PLC	11,100	05/07/26	EUR	263.39	EUR	2,616	(27,130)
Shin-Etsu Chemical Co. Ltd.	JPMorgan Chase Bank N.A.	21,800	05/07/26	JPY	6,883.31	JPY	140,878	(23,656)
Taylor Wimpey PLC	Barclays Bank PLC	230,000	05/07/26	GBP	0.99	GBP	206	(390)
ASM International NV	UBS AG	8,400	05/13/26	EUR	732.35	EUR	5,508	(166,966)
ASR Nederland NV	Goldman Sachs International	67,400	05/13/26	EUR	60.38	EUR	4,015	(126,232)
BNP Paribas SA	Citibank N.A.	4,500	05/13/26	EUR	84.80	EUR	371	(13,776)
British American Tobacco PLC	Goldman Sachs International	117,700	05/13/26	GBP	44.80	GBP	5,163	(173,487)
Industria de Diseno Textil SA	Goldman Sachs International	95,400	05/13/26	EUR	52.53	EUR	4,804	(62,704)
Shin-Etsu Chemical Co. Ltd.	Bank of America N.A.	70,200	05/13/26	JPY	6,675.74	JPY	453,652	(110,149)
SK Hynix, Inc.	Bank of America N.A.	6,300	05/13/26	KRW	1,044,750.00	KRW	5,474,727	(116,197)
Sony Group Corp.	Goldman Sachs International	58,000	05/13/26	JPY	3,459.07	JPY	191,855	(27,275)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	90,000	05/13/26	TWD	1,971.60	TWD	166,407	(78,401)
Taylor Wimpey PLC	Goldman Sachs International	1,272,900	05/13/26	GBP	0.88	GBP	1,142	(38,431)
Tencent Holdings Ltd.	Citibank N.A.	8,900	05/13/26	HKD	541.80	HKD	4,402	(6,534)
								$ (3,335,338)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Austria	$ —	$ 11,052,608	$ —	$ 11,052,608
Canada	31,956,215	—	—	31,956,215
China	5,080,549	26,037,745	—	31,118,294
Finland	—	8,073,873	—	8,073,873
France	—	44,266,774	—	44,266,774
Germany	—	44,950,558	—	44,950,558
India	—	16,442,216	225,123	16,667,339
Italy	—	11,383,823	—	11,383,823
Japan	—	59,835,140	—	59,835,140
Mexico	8,516,896	—	—	8,516,896
Netherlands	—	38,951,468	—	38,951,468
Singapore	—	11,364,418	—	11,364,418
South Korea	—	12,087,139	—	12,087,139
Spain	—	16,213,419	—	16,213,419
Sweden	—	30,790,587	—	30,790,587
Taiwan	—	44,089,249	—	44,089,249
Thailand	10,364,284	—	—	10,364,284
United Kingdom	—	89,229,785	—	89,229,785
United States	5,347,362	—	—	5,347,362
Short-Term Securities
Money Market Funds	10,243,148	—	—	10,243,148
	$ 71,508,454	$ 464,768,802	$ 225,123	$ 536,502,379
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (74,559)	$ (3,335,338)	$ —	$ (3,409,897)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
Currency Abbreviation (continued)
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Enhanced International Dividend Trust (BGY)

Portfolio Abbreviation (continued)
PCL	Public Company Limited
SAB	Special Assessment Bonds
SAP	Subject to Appropriations